As filed with the Securities and Exchange Commission on February 13, 2019
File Nos. 333-199089/ 811-23002

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. [_]
Post-Effective Amendment No. 13 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 16 [X]

LATTICE STRATEGIES TRUST

(Exact Name of Registrant as Specified in Charter)

101 Montgomery Street, 27th Floor

San Francisco, California 94104
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 508-3400

Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605

It is proposed that this filing will become effective (check appropriate box):

[X]       immediately upon filing pursuant to paragraph (b) of Rule 485

[_]       on (Date) pursuant to paragraph (b) of Rule 485

[_]       60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_]       on (Date) pursuant to paragraph (a)(1) of Rule 485

[_]       75 days after filing pursuant to paragraph (a)(2) of Rule 485

[_]       on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[_]       This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Wayne, and Commonwealth of Pennsylvania, on the 13th day of February 2019.

LATTICE STRATEGIES TRUST

By:	/s/ James E. Davey*
James E. Davey
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ James E. Davey*	Trustee, President and Chief Executive Officer	February 13, 2019
James E. Davey

/s/ Amy N. Furlong*	Treasurer	February 13, 2019
Amy N. Furlong	(Principal Financial Officer and Principal Accounting Officer)

/s/ Hilary E. Ackermann*	Trustee	February 13, 2019
Hilary E. Ackermann

/s/ Robin C. Beery*	Trustee	February 13, 2019
Robin C. Beery

/s/ Lynn S. Birdsong*	Trustee	February 13, 2019
Lynn S. Birdsong

/s/ Christine R. Detrick*	Trustee	February 13, 2019
Christine R. Detrick

/s/ Duane E. Hill*	Trustee	February 13, 2019
Duane E. Hill

/s/ William P. Johnston*	Chairman of the Board and Trustee	February 13, 2019
William P. Johnston

/s/ Phillip O. Peterson*	Trustee	February 13, 2019
Phillip O. Peterson

/s/ Lemma W. Senbet*	Trustee	February 13, 2019
Lemma W. Senbet

/s/ David Sung*	Trustee	February 13, 2019
David Sung

/s/ Thomas R. Phillips	Attorney-in-fact	February 13, 2019
* By Thomas R. Phillips
*(Pursuant to Power of Attorney (previously filed))

EXHIBIT INDEX

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document